Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024		Jan. 31, 2024
Interest income
Loans	[1]	$ 11,537	$ 11,970		$ 11,912
Securities	[1]	2,164	2,213		2,303
Securities purchased under resale agreements and securities borrowed	[1]	616	471		346
Deposits with financial institutions	[1]	663	671		878
Interest income	[1]	14,980	15,325		15,439
Interest expense
Deposits		9,088	9,700		9,913
Subordinated debentures		99	112		135
Other		620	590		618
Interest expenses		9,807	10,402		10,666
Net interest income		5,173	4,923		4,773
Non-interest income
Card revenues		218	226		209
Banking services fees		502	484		500
Credit fees		326	282		496
Mutual funds		635	623		538
Brokerage fees		353	310		291
Investment management and trust		286	279		266
Underwriting and advisory fees		223	168		136
Non-trading foreign exchange		264	221		228
Trading revenues		655	408		473
Net gain on sale of investment securities		31	24		3
Net income from investments in associated corporations		113	41		46
Insurance service results		125	133		114
Other fees and commissions		422	362		291
Other		46	42		69
Total non-interest income		4,199	3,603		3,660
Total revenue		9,372	8,526	[2]	8,433	[2]
Provision for credit losses		1,162	1,030	[2]	962	[2]
Profit from operating activity		8,210	7,496		7,471
Non-interest expenses
Salaries and employee benefits		2,709	2,499		2,446
Premises and technology		800	752		708
Depreciation and amortization		403	501	[2],[3]	421	[2]
Communications		97	87		106
Advertising and business development		156	168		152
Professional		205	225		162
Business and capital taxes		184	161		183
Other		1,937	903		561
Total non-interest expenses		6,491	5,296		4,739
Income before taxes		1,719	2,200		2,732
Income tax expense		726	511	[2]	533	[2]
Net income		993	1,689	[2]	2,199	[2]
Net income attributable to non-controlling interests in subsidiaries		(154)	47	[2]	25	[2]
Net income attributable to equity holders of the Bank		1,147	1,642	[2]	2,174	[2]
Preferred shareholders and other equity instrument holders		122	121		108
Common shareholders		$ 1,025	$ 1,521		$ 2,066
Earnings per common share (in dollars)
Basic	[4]	$ 0.82	$ 1.23		$ 1.7
Diluted	[4]	0.66	1.22		1.68
Dividends paid per common share (in dollars)		$ 1.06	$ 1.06		$ 1.06

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,577 for the three months ended January 31, 2025 (October 31, 2024 –$14,967; January 31, 2024 – $14,898).
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Includes impairment charge of software intangible assets of $97 in the Other segment.
[4]	Earnings per share calculations are based on full dollar and share amounts.